Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2060 Portfolio
March 31, 2022
VIPF2060-NPRT1-0522
1.9894058.102
Domestic Equity Funds - 48.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	16,289	791,981
VIP Equity-Income Portfolio Initial Class (a)	32,327	835,342
VIP Growth & Income Portfolio Initial Class (a)	36,160	950,643
VIP Growth Portfolio Initial Class (a)	8,964	814,748
VIP Mid Cap Portfolio Initial Class (a)	6,138	231,660
VIP Value Portfolio Initial Class (a)	33,362	613,859
VIP Value Strategies Portfolio Initial Class (a)	18,324	299,956
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,964,047)		4,538,189

International Equity Funds - 42.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	125,424	1,379,659
VIP Overseas Portfolio Initial Class (a)	101,543	2,571,076
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,071,519)		3,950,735

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	13,853	149,889
Fidelity International Bond Index Fund (a)	3,976	37,847
Fidelity Long-Term Treasury Bond Index Fund (a)	30,093	396,621
VIP High Income Portfolio Initial Class (a)	30,719	155,131
VIP Investment Grade Bond Portfolio Initial Class (a)	4,316	51,753
TOTAL BOND FUNDS (Cost $828,365)		791,241

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,863,931)	9,280,165
NET OTHER ASSETS (LIABILITIES) - 0.0%	(958)
NET ASSETS - 100.0%	9,279,207

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	179,029	35,634	60,165	-	(604)	(4,005)	149,889
Fidelity International Bond Index Fund	44,559	18,216	22,440	34	(1,119)	(1,369)	37,847
Fidelity Long-Term Treasury Bond Index Fund	337,297	144,548	45,839	1,844	(2,969)	(36,416)	396,621
VIP Contrafund Portfolio Initial Class	765,743	182,656	78,664	7,304	(9,885)	(67,869)	791,981
VIP Emerging Markets Portfolio Initial Class	1,337,151	352,683	135,509	-	(17,880)	(156,786)	1,379,659
VIP Equity-Income Portfolio Initial Class	809,906	144,802	111,804	1,048	(3,919)	(3,643)	835,342
VIP Growth & Income Portfolio Initial Class	922,033	167,624	145,091	1,810	(60)	6,137	950,643
VIP Growth Portfolio Initial Class	783,146	212,932	97,072	37,318	(8,988)	(75,270)	814,748
VIP High Income Portfolio Initial Class	133,525	41,871	15,251	52	(506)	(4,508)	155,131
VIP Investment Grade Bond Portfolio Initial Class	84,863	42,189	69,222	2,771	(2,907)	(3,170)	51,753
VIP Mid Cap Portfolio Initial Class	224,618	50,260	24,915	5,303	(2,255)	(16,048)	231,660
VIP Overseas Portfolio Initial Class	2,395,363	678,945	171,004	19,003	(20,329)	(311,899)	2,571,076
VIP Value Portfolio Initial Class	593,802	112,890	98,584	7,896	(1,621)	7,372	613,859
VIP Value Strategies Portfolio Initial Class	290,886	53,925	45,372	2,525	(482)	999	299,956
	8,901,921	2,239,175	1,120,932	86,908	(73,524)	(666,475)	9,280,165

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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